Earnings Per Share (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Anti-dilutive shares	53,545	19,950
Shares repurchased by the Company	510,145	169,251	121,817
Repurchased shares average cost	$ 41.78	$ 48.51	$ 47.06